UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for: Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: December 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report
December 31, 2020
Wells Fargo Managed Account
■	Wells Fargo Managed Account CoreBuilder® Shares – Series M

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Managed Account  |  1

2  |

Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

Wells Fargo Managed Account  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Terry Goode
Robert J. Miller
Adrian Van Poppel
Nicholos Venditti*
Average annual total returns (%) as of December 31, 2020
					Expense ratios (%)
	Inception date	1 year	5 year	10 year	Gross	Net [1]
Wells Fargo Managed Account CoreBuilder Shares - Series M	4-14-2008	4.19	4.25	6.15	0.02	0.00
Bloomberg Barclays Municipal Bond Index[2]	–	5.21	3.91	4.63	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.
Please see footnotes on page 5.

4  |  Wells Fargo Managed Account

Performance highlights (unaudited)
Growth of $10,000 investment as of December 31, 2020[3]

* Mr. Venditti has become a portfolio manager of the Fund on September 1, 2020.
[1]	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[2]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[3]	The chart compares the performance of the Fund for the most recent ten years with the Bloomberg Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.
[4]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
[5]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Managed Account  |  5

Performance highlights (unaudited)
MANAGER'S DISCUSSION
Fund highlights
■	The Fund underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index, for the 12-month period that ended December 31, 2020. Over that time, the Fund bested the benchmark in 8 of the 12 months, performed on par in 1 month, and lagged in 3 months.
■	2020 was a tale of two periods, where credit and security selection were key detractors in the first half of the year but were additive in the second half.
■	The opposite was true with respect to our conservative duration positioning, which was positive in the first half of the year but a detractor in the second.
To say it’s been an interesting year is an understatement. COVID-19’s impact on the world, race relations, and the election cycle were the dominant themes for the year. Nobody could have anticipated the complete shutdown of the U.S. and world economies, civil unrest, and nationwide protests over race relations, or a president refusing to acknowledge the results of an election and actively seeking to overturn them.
The longest recovery in U.S. history came to a screeching halt in March 2020 as the U.S. and world economies shut down. U.S. gross domestic product nosedived, as did most economic measures, only to see an equally impressive recovery as coordinated fiscal and monetary policy shored up investor confidence, the financial markets, and the overall economy. Risk markets rallied through December, continuing their impressive climb from the depths of spring to finish the year at or near all-time highs. Yields closed 2020 at or near their all-time lows for many fixed-income markets.
After a volatile first quarter, municipals recovered and posted a positive total return in 2020.
Municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, returned 5.21% during 2020 but underperformed U.S. Treasuries and corporate bonds as coordinated fiscal and monetary policy supported fixed-income markets across the board. This marks the seventh consecutive year of positive returns for municipal bonds. March was an extremely volatile period for the markets and municipals were no exception. At the end of February, municipal returns for the year to date stood at 3.11%. March saw record outflows for municipals, spread widening, and curve steepening as investors grew concerned about COVID-19’s impact on the economy and issuers’ ability to service their debt. The U.S. Federal Reserve (Fed) fiscal and monetary policy response included direct aid to states and municipalities as well as the establishment of the Money Market Mutual Fund Liquidity Facility and the Municipal Liquidity Facility. These programs shored up investor confidence and fund flows turned positive once again, but not before the municipal market experienced a -3.63% and a -1.26% return for March and April, respectively. In the first half of the period, high-grade issues outperformed, but in the second half, lower investment-grade and high-yield came roaring back. Nevertheless, the best-performing rating category was AAA, with AA and A pretty much on par but BBB underperforming. Overall, the market rallied across the municipal yield curve. Municipal supply increased roughly 14% from 2019 levels, coming in at approximately $469 billion. This was largely driven by taxable supply, which doubled from 2019 to $141 billion—a good chunk of which was used to advance refund tax-exempt debt that can no longer be refunded by tax-exempt bonds because of tax law changes. Net new issuance was positive at roughly $128 billion, and fund inflows were about $35 billion, which is pretty remarkable given peak outflows of $21.8 billion in April. Demand for municipal bonds was robust across all market segments.
Credit and security selection drove performance and were negative for the first half but positive for the second half of the period.
Overall, the Fund’s credit allocation detracted from performance. We were overweight lower investment-grade A-rated and BBB-rated bonds, which helped during the second half of the period but was not enough to overcome the underperformance of these two rating categories in the first half. Our underweight to high-quality AAA-rated and AA-rated bonds was positive in the second half of the period but detracted in the first half. Our modest high-yield exposure also detracted as high-yield bonds underperformed high-quality bonds for the year.
Credit quality as of December 31, 2020[4]
Please see footnotes on page 5.

6  |  Wells Fargo Managed Account

Performance highlights (unaudited)
Security selection, often the largest contributor to performance, was a detractor in 2020. Rigorous credit analysis by our research team sought to identify credits that could benefit the Fund by recognizing opportunities and avoiding pitfalls. Relative-value trading also sought to enhance performance as we optimized buys and sells in certain issuers. We were net buyers after the sell-off early in the year, adding to BBB-rated and A-rated bonds in beat-up sectors that were vetted by our analytical team and that we believed represented strong relative value. This helped as credit caught a bid in late June and spreads continued to tighten through the end of year. Despite this benefit, it was insufficient to offset the declines we experienced in April, May, and June.
Duration positioning was a modest drag on performance. We began the year with duration neutral to the benchmark but allowed it to drift lower and ended the year at about 96% of the benchmark. The modest short duration to the benchmark in the second half of the year detracted as the market rallied. Throughout the period, we moved duration within a narrow band to take advantage of expected seasonal opportunities.
We believe municipal market performance will be positive and driven by the income component of total return.
Municipal bonds performed well in 2020, returning 5.21% as measured by the Bloomberg Barclays Municipal Bond Index after a return of 7.54% in 2019. There are many things that can temporarily influence municipal bond valuations, but the long-term driver of municipal returns is the level and direction of interest rates. We see the short end pegged by Fed policy but see the yield curve steepening likely in the second half of the year.
Nevertheless, it’s our opinion that technical factors such as supply/demand imbalances will likely remain supportive of municipal bond prices at least through the first half of the year. We believe that the Democrats’ “blue wave” will likely result in fiscal policies that would be more supportive of municipal credit, which lessens the chances of market-wide downside tail risks. Potential beneficial policies include additional Fed fiscal stimulus, reestablishment of a Fed facility similar to the MLF, and potentially new infrastructure legislation. While vaccine rollout has been uneven nationwide, we expect progress toward group immunity will help thaw acutely affected parts of the economy and provide a tailwind for municipal credit longer term. The impact of the pandemic will likely continue to ripple through issuer financial statements through at least the next year, and we would continue to expect higher-than-normal fiscal stress for affected names. We don’t expect a meaningful increase in municipal defaults, but we do expect downgrades to continue.
In our view, select opportunities in municipals remain solid. We will continue to manage interest rate and credit risk, and we will tap our experienced research team in an effort to uncover municipal bonds with strong relative values from among the many municipal bond issuers.
Effective maturity distribution as of December 31, 2020[5]
Please see footnotes on page 5.

Wells Fargo Managed Account  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,041.93	$0.00*	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00*	0.00%*
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

8  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.13%
Alabama: 1.62%
Tax revenue: 0.71%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	$ 4,995,000	6,147,778
Utilities revenue: 0.68%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	3,000,000	3,035,250
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR+0.85%)±	0.95	6-1-2049	2,925,000	2,920,320
				5,955,570
Water & sewer revenue: 0.23%
Jefferson County AL CAB Series B (AGM Insured)¤	0.00	10-1-2026	1,350,000	1,152,914
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	848,137
				2,001,051
				14,104,399
Alaska: 0.26%
Health revenue: 0.26%
Alaska Industrial Development & Export Authority series A	5.00	10-1-2032	1,740,000	2,241,485
Arizona: 2.77%
Education revenue: 1.70%
Arizona IDA Education Revenue Candeo Schools Incorporate Project Series A (South Dakota Credit Program Insured)	4.00	7-1-2047	650,000	712,524
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	410,000	426,839
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	515,000	533,391
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,042,530
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,190,560
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	616,302
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	275,000	282,807
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	190,000	191,695
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,101,550
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	982,439
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,255,307
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	505,000	527,967
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,611,570
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  9

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pima County AZ IDA Paideia Academies Project 144A	6.13%	7-1-2045	$ 2,000,000	$ 2,163,660
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	145,000	147,545
				14,786,686
GO revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	511,580
Resource recovery revenue: 0.27%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,321,413
Tax revenue: 0.15%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,334,232
Utilities revenue: 0.59%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,353,640
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,762,865
				5,116,505
				24,070,416
California: 2.92%
Airport revenue: 1.48%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,633,700
San Jose CA Airport Revenue Refunding AMT Series A	5.00	3-1-2035	1,000,000	1,195,730
				12,829,430
Education revenue: 0.25%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,107,640
University of California Series AI	5.00	5-15-2038	1,000,000	1,099,620
				2,207,260
GO revenue: 0.53%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	444,365
Hawthorne CA School District CAB Series C (National Insured)¤	0.00	11-1-2025	100,000	95,510
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,620,100
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	483,548
				4,643,523
Health revenue: 0.27%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,197,510
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	870,964
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	244,017
				2,312,491
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00%	2-1-2050	$ 500,000	$ 558,590
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	492,440	554,970
				1,113,560
Miscellaneous revenue: 0.19%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,099,680
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	601,260
				1,700,940
Water & sewer revenue: 0.07%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	575,935
				25,383,139
Colorado: 2.28%
Education revenue: 0.37%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,435,000	1,521,028
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	425,000	469,549
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,202,660
				3,193,237
GO revenue: 0.54%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	792,060
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	800,880
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	886,576
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	705,179
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,501,360
				4,686,055
Health revenue: 0.69%
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	3,000,000	3,675,930
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,343,820
				6,019,750
Industrial development revenue: 0.34%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,903,425
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  11

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.34%
Regents of the University of Colorado Certificate of Participation Series A	5.00%	11-1-2028	$ 1,000,000	$ 1,119,760
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,841,700
				2,961,460
				19,763,927
Connecticut: 1.32%
Education revenue: 0.58%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	1,097,580
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,132,287
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,840,794
				5,070,661
GO revenue: 0.63%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,209,790
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	509,459
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	311,231
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	562,820
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	627,990
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,245,848
				5,467,138
Health revenue: 0.11%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	965,402
				11,503,201
Delaware: 0.19%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,684,650
District of Columbia: 0.45%
Miscellaneous revenue: 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	305,540
Tax revenue: 0.41%
District of Columbia Income Tax Revenue Secured Series A	4.00	3-1-2045	3,000,000	3,603,630
				3,909,170
Florida: 4.21%
Airport revenue: 1.84%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,192,505
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,238,305
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,435,880
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,117,580
				15,984,270
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.47%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50%	6-15-2044	$ 1,000,000	$ 1,126,190
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,355,666
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,641,450
				4,123,306
Health revenue: 0.72%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,598,205
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	162,500
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,702,725
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	295,715
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	588,506
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	325,025
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	323,285
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	610,940
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	608,755
				6,215,656
Miscellaneous revenue: 0.46%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	527,560
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,441,720
				3,969,280
Transportation revenue: 0.55%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,778,320
Water & sewer revenue: 0.17%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,475,217
				36,546,049
Georgia: 2.41%
Energy revenue: 0.26%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	996,936
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,233,940
				2,230,876
Health revenue: 0.14%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,205,770
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  13

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00%	1-1-2027	$ 50,000	$ 59,768
Utilities revenue: 2.00%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,000,000	1,034,810
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,328,300
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	4,000,000	4,386,920
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	1,700,000	1,851,623
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.85	4-1-2048	4,800,000	4,808,112
				17,409,765
				20,906,179
Guam: 0.17%
Tax revenue: 0.04%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	376,381
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	561,534
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	531,605
				1,093,139
				1,469,520
Hawaii: 0.28%
Airport revenue: 0.28%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,415,820
Idaho: 0.18%
Education revenue: 0.18%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,102,890
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	440,000	454,890
				1,557,780
Illinois: 17.22%
Airport revenue: 1.35%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,896,180
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,187,076
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,389,120
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75%	1-1-2043	$ 1,500,000	$ 1,599,210
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,084,570
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	589,315
				11,745,471
Education revenue: 0.31%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,652,078
GO revenue: 6.29%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	879,473
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,655,463
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2027	6,000,000	5,164,560
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	610,000
Chicago IL City Colleges Capital Improvement Project CAB (National Insured)¤	0.00	1-1-2031	800,000	593,920
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	380,000	395,930
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,439,477
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,137,520
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,134,430
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,385,659
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,123,260
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,936,400
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,014,109
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,268,220
Chicago IL Series A	6.00	1-1-2038	3,500,000	4,094,650
Chicago IL Series C ##	4.00	1-1-2021	750,000	750,000
Cook County IL School District # 159 (AGM Insured)¤	0.00	12-1-2023	455,000	449,485
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured)¤	0.00	12-1-2025	675,000	636,329
Cook County IL School District #159 (AGM Insured)¤	0.00	12-1-2023	160,000	155,797
Illinois (AGM Insured)	5.00	1-1-2023	820,000	832,120
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,242,559
Illinois (AGM Insured)	5.00	11-1-2025	2,000,000	2,277,140
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,058,260
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,045,284
Illinois Series B	5.00	10-1-2031	2,000,000	2,406,800
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,126,330
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,914,761
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	580,570
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,240,623
Will County IL Community High School Refunding Bond Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,275,000
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,062,380
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  15

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00%	1-1-2032	$ 715,000	$ 820,434
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	851,975
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	539,135
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2027	1,030,000	941,853
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2028	475,000	423,159
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,209,936
				54,673,001
Health revenue: 0.13%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00	10-1-2050	1,000,000	1,103,450
Miscellaneous revenue: 1.82%
Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,053,340
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,282,000	2,364,631
Illinois	5.00	5-1-2025	870,000	956,643
Illinois	5.50	7-1-2025	1,250,000	1,358,588
Illinois	5.50	7-1-2033	1,000,000	1,068,530
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,274
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	265,000	272,680
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	522,408
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,142,490
Illinois Series B	5.25	7-1-2028	400,000	428,408
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,161,300
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,801,500
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,681,785
				15,817,577
Tax revenue: 4.31%
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,371,628
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,306,074
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,670,975
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,014,170
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,580,576
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,087,380
Illinois Series A	4.00	1-1-2029	1,000,000	1,016,540
Illinois Series A	5.00	1-1-2027	2,000,000	2,058,760
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2030	11,000,000	8,812,870
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured)¤	0.00	6-15-2029	1,950,000	1,640,379
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured)¤	0.00%	6-15-2027	$ 5,150,000	$ 4,638,348
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,126,060
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,129,240
				37,453,000
Tobacco revenue: 0.40%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,442,740
Transportation revenue: 0.93%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	2,000,250
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,362,859
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2045	2,000,000	2,574,280
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,030,000	1,143,928
				8,081,317
Water & sewer revenue: 1.68%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,225,086
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,040,170
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,094,494
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,179,303
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,761,785
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,073,470
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,208,300
				14,582,608
				149,551,242
Indiana: 2.22%
Health revenue: 1.48%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	6,228,642
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	105,000	106,262
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	6,450,000	6,528,045
				12,862,949
Industrial development revenue: 0.12%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,077,580
Miscellaneous revenue: 0.46%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	648,621
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,303,063
				3,951,684
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  17

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.16%
Indiana Finance Authority Wastewater Utility Project Series A	5.25%	10-1-2031	$ 1,310,000	$ 1,356,322
				19,248,535
Iowa: 0.06%
Miscellaneous revenue: 0.06%
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	499,990
Kansas: 0.80%
Tax revenue: 0.80%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	6,975,833
Kentucky: 3.46%
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,090,684
Utilities revenue: 3.33%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	10,276,396
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,306,520
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,050,000	9,588,033
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,796,825
				28,967,774
				30,058,458
Louisiana: 0.57%
Airport revenue: 0.09%
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	800,442
Industrial development revenue: 0.12%
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	1,031,410
Water & sewer revenue: 0.36%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	720,324
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	598,900
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	597,255
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	672,587
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	492,568
				3,081,634
				4,913,486
Maine: 0.04%
Airport revenue: 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	159,191
Portland ME General Airport	5.00	7-1-2023	175,000	191,989
				351,180
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Maryland: 1.23%
Airport revenue: 0.47%
Maryland State Economic Development Corporation	4.00%	7-1-2039	$ 1,100,000	$ 1,245,948
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	839,888
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	725,322
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	968,384
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	275,537
				4,055,079
Education revenue: 0.69%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,079,790
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,682,205
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,240,558
				6,002,553
Health revenue: 0.07%
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	645,997
				10,703,629
Massachusetts: 1.28%
Health revenue: 0.66%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,712,450
Miscellaneous revenue: 0.14%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	1,241,330
Tax revenue: 0.48%
Massachusetts School Building Authority	5.00	8-15-2037	2,000,000	2,394,580
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,783,874
				4,178,454
				11,132,234
Michigan: 4.40%
Education revenue: 0.05%
Western Michigan University	5.25	11-15-2031	400,000	452,348
Health revenue: 1.38%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	12,001,440
Miscellaneous revenue: 0.27%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,298,700
Tax revenue: 0.50%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,338,720
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  19

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.20%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00%	7-1-2036	$ 3,560,000	$ 4,286,240
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,506,640
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,577,240
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,582,080
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,146,270
				19,098,470
				38,189,678
Minnesota: 0.05%
Education revenue: 0.05%
Independence MN Charter School Lease Series A	4.25	7-1-2026	435,000	458,046
Mississippi: 0.78%
Miscellaneous revenue: 0.54%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,665,490
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	990,000	1,055,291
				4,720,781
Resource recovery revenue: 0.24%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,088,900
				6,809,681
Missouri: 0.82%
Health revenue: 0.12%
Missouri HEFA	5.00	2-1-2021	800,000	802,288
Missouri HEFA	5.00	2-1-2022	220,000	229,167
				1,031,455
Miscellaneous revenue: 0.70%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	6,132,150
				7,163,605
Nebraska: 0.53%
Utilities revenue: 0.53%
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,000,000	4,594,360
Nevada: 1.17%
GO revenue: 1.17%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	898,305
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Clark County NV School District Limited Tax Building Series B (BAM Insured)	5.00%	6-15-2031	$ 2,500,000	$ 3,347,425
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,301,180
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,645,570
				10,192,480
New Hampshire: 0.81%
Housing revenue: 0.26%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,975,778	2,218,562
Water & sewer revenue: 0.55%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,177,070
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	1,030,258
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	585,235
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,989,248
				4,781,811
				7,000,373
New Jersey: 5.69%
Education revenue: 1.97%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	2,041,133
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	544,410
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,573,875
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,395,826
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,377,250
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,130,650
New Jersey Higher Education Assistance Authoirty Student Loan Series 2011-1	5.50	12-1-2021	2,900,000	3,034,618
				17,097,762
GO revenue: 0.31%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,692,330
Housing revenue: 1.27%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,045,000	4,454,111
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,080,000	4,537,490
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,790,000	2,008,291
				10,999,892
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  21

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.24%
Union County NJ Utilities Authority Refunding AMT Covanta Union Series A	5.25%	12-1-2031	$ 2,000,000	$ 2,080,880
Tax revenue: 0.24%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	249,616
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,886,715
				2,136,331
Transportation revenue: 1.49%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,924,175
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,347,700
New Jersey TTFA Series A	5.25	12-15-2022	600,000	653,850
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,561,580
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	2,236,640
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,542,725
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,669,080
				12,935,750
Water & sewer revenue: 0.17%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,461,497
				49,404,442
New Mexico: 0.71%
Utilities revenue: 0.71%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	6,198,710
New York: 6.72%
Airport revenue: 0.13%
Port Authority NY and NJ Consolidated Two Hundred Twenty First Series	4.00	7-15-2040	1,000,000	1,180,760
Education revenue: 1.22%
Dutchess County NY Local Development Corporation Bard College Project 144A	5.00	7-1-2051	1,000,000	1,093,180
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,894,905
Hempstead Town NY Local Development Corporation Education Revenue Refunding Academy Charter School Project	5.66	2-1-2044	4,585,000	5,052,808
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	548,415
				10,589,308
GO revenue: 0.36%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,103,190
Suffolk County NY Series A	5.00	3-19-2021	2,000,000	2,018,140
				3,121,330
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.24%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporate Project (AGM Insured)	4.00%	4-1-2038	$ 1,250,000	$ 1,487,463
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	577,279
				2,064,742
Industrial development revenue: 1.21%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	976,170
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	1-1-2031	1,135,000	1,355,235
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	10-1-2035	3,500,000	4,306,470
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,288,970
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,573,180
				10,500,025
Tax revenue: 0.81%
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,547,470
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,547,470
				7,094,940
Tobacco revenue: 0.06%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	519,545
Transportation revenue: 1.94%
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series B-1	5.00	5-15-2022	2,420,000	2,515,687
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series C-2	5.00	9-1-2021	5,000,000	5,094,750
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,513,420
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,281,700
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	3,000,000	3,418,080
				16,823,637
Water & sewer revenue: 0.75%
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	5,000,000	6,085,300
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	422,833
				6,508,133
				58,402,420
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  23

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Ohio: 2.52%
Health revenue: 1.55%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00%	12-1-2037	$ 2,700,000	$ 3,127,383
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,811,350
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health %%	4.00	8-1-2041	2,000,000	2,254,180
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,216,560
				13,409,473
Industrial development revenue: 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	2,093,120
Miscellaneous revenue: 0.54%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,303,640
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,417,594
				4,721,234
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,500,000	1,632,195
				21,856,022
Oklahoma: 1.80%
Airport revenue: 0.81%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,635,023
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,392,720
				7,027,743
Miscellaneous revenue: 0.99%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,879,005
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,358,744
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	2,000,000	2,339,980
				8,577,729
				15,605,472
Oregon: 0.43%
Education revenue: 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	194,851
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.41%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00%	8-15-2045	$ 2,750,000	$ 3,517,498
				3,712,349
Pennsylvania: 8.31%
Airport revenue: 0.46%
Philadelphia PA Airport Series A	5.00	6-15-2027	1,000,000	1,018,820
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,979,650
				3,998,470
Education revenue: 0.70%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	255,000	266,988
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	661,696
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	778,194
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,696,525
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,155,850
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	195,000	198,531
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	45,000	47,541
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	270,000	295,874
				6,101,199
GO revenue: 2.19%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,146,540
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,190,830
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	3,055,775
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,145,138
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,572,220
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,188,350
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,210,680
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,285,295
Philadelphia Tender Option Bond Trust Receipts/Floater Certificates Series 2020-SM0860 (JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ)144Aø	0.13	9-1-2027	4,275,000	4,275,000
				19,069,828
Health revenue: 0.88%
Berks County PA Municipal Authority	5.00	11-1-2044	1,155,000	1,176,795
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	516,186
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,029,231
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,606,157
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  25

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Geisinger PA Health System Series A-1	4.00%	4-1-2050	$ 1,000,000	$ 1,164,240
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,155,740
				7,648,349
Industrial development revenue: 0.67%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,810,750
Miscellaneous revenue: 2.43%
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,490,000	5,861,066
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	601,615
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,816,365
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,401,940
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,868,107
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	241,213
Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00	6-1-2036	4,525,000	5,419,593
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	260,000	295,407
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,623,739
				21,129,045
Tax revenue: 0.16%
Pennsylvania State Turnpike Commission	5.00	12-1-2043	1,115,000	1,354,324
Transportation revenue: 0.51%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,708,740
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,212,940
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,517,632
				4,439,312
Water & sewer revenue: 0.31%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,348,925
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,306,613
				2,655,538
				72,206,815
South Carolina: 1.09%
Education revenue: 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,212,102
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.17%
Lexington County SC Health Services District LexMed Obligated Group	5.00%	11-1-2021	$ 250,000	$ 259,155
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,210,026
				1,469,181
Resource recovery revenue: 0.15%
South Carolina Jobs EDA	8.00	12-6-2029	115,000	114,195
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,197,945
				1,312,140
Water & sewer revenue: 0.63%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,500,450
				9,493,873
South Dakota: 0.35%
Housing revenue: 0.35%
South Dakota Housing Development Authority Homeownership Series D (FHLB SPA)ø	0.09	5-1-2043	3,000,000	3,000,000
Tennessee: 1.06%
Utilities revenue: 1.06%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	9,190,640
Texas: 6.03%
Airport revenue: 1.50%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,798,175
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,443,954
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,752,850
				12,994,979
Education revenue: 1.42%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,359,613
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,151,990
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,907,175
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,602,013
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,294,480
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	650,000	660,823
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	60,000	61,223
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  27

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00%	8-15-2026	$ 500,000	$ 508,625
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	769,965
				12,315,907
GO revenue: 1.06%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,651,612
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,260,800
Port Isabel TX 144A	5.10	2-15-2049	505,000	566,964
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,737,633
				9,217,009
Miscellaneous revenue: 0.97%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,860,000	1,873,355
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,605,000	5,842,932
Texas Transportation Commission Highway	5.00	4-1-2028	565,000	698,419
				8,414,706
Tax revenue: 0.14%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,254,661
Transportation revenue: 0.77%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00	1-1-2038	550,000	649,330
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,248,840
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	350,000
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,919,925
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,494,987
				6,663,082
Water & sewer revenue: 0.17%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	908,453
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	604,250
				1,512,703
				52,373,047
Utah: 1.77%
Airport revenue: 0.28%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,227,740
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,216,680
				2,444,420
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.90%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50%	7-15-2027	$ 730,000	$ 760,543
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	3,344,430
Utah Charter School Finance Authority Refunding Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,653,705
Utah Charter School Finance Authority Refunding Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	863,233
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	485,000	496,436
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	721,298
				7,839,645
Health revenue: 0.59%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,087,700
				15,371,765
Virginia: 0.94%
Health revenue: 0.06%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	490,115
Transportation revenue: 0.88%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,117,670
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,598,740
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,074,880
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,869,210
				7,660,500
				8,150,615
Washington: 2.32%
Airport revenue: 0.87%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,925,040
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,662,940
				7,587,980
GO revenue: 0.82%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	562,614
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,530,205
				7,092,819
Health revenue: 0.56%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,532,011
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap+1.40%)±	1.49	1-1-2035	2,000,000	1,982,480
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  29

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00%	9-1-2036	$ 365,000	$ 476,303
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	871,549
				4,862,343
Water & sewer revenue: 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	611,425
				20,154,567
Wisconsin: 4.89%
Airport revenue: 0.31%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,688,943
Education revenue: 1.37%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,110,020
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,144,625
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,482,504
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,920,598
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	380,000	394,254
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,865,148
				11,917,149
Health revenue: 1.85%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	833,511
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	594,280
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	710,634
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	649,132
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series A	5.00	7-1-2044	1,050,000	1,225,518
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series B	5.00	7-1-2038	750,000	884,715
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	11,165,100
				16,062,890
Miscellaneous revenue: 0.32%
Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00	7-1-2041	2,280,000	2,750,752
Tax revenue: 1.04%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	6,079,200
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2020

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Mount Pleasant WI Series A	5.00%	4-1-2048	$ 330,000	$ 397,818
Mount Pleasant WI Series A	5.00	4-1-2048	2,170,000	2,599,747
				9,076,765
				42,496,499
Total Municipal obligations (Cost $801,871,005)				861,015,781

		Yield	Shares
Short-term investments: 0.19%
Investment companies: 0.19%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	1,683,153	1,683,658
Total Short-term investments (Cost $1,683,507)				1,683,658
Total investments in securities (Cost $803,554,512)	99.32%			862,699,439
Other assets and liabilities, net	0.68			5,871,943
Total net assets	100.00%			$ 868,571,382

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  31

Portfolio of investments—December 31, 2020
Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$2,893,624	$191,066,750	$(192,280,055)	$3,188	$151	$1,683,658	0.19%	1,683,153	$32,308
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Managed Account

Statement of assets and liabilities—December 31, 2020

Assets
Investments in unaffiliated securities, at value (cost $801,871,005)	$ 861,015,781
Investments in affiliated securites, at value (cost $1,683,507)	1,683,658
Cash	125,000
Receivable for interest	9,810,937
Receivable for Fund shares sold	640,515
Receivable for investments sold	250,000
Receivable from manager	112,436
Total assets	873,638,327
Liabilities
Dividends payable	2,477,875
Payable for investments purchased	2,193,660
Payable for Fund shares redeemed	395,410
Total liabilities	5,066,945
Total net assets	$868,571,382
Net assets consist of
Paid-in capital	$ 825,488,804
Total distributable earnings	43,082,578
Total net assets	$868,571,382
Computation of net asset value per share
Net assets	$ 868,571,382
Share outstanding [1]	69,673,314
Net asset value per share	$12.47
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  33

Statement of operations—year ended December 31, 2020

Investment income
Interest	$ 27,465,491
Income from affiliated securities	32,308
Total investment income	27,497,799
Expenses
Custody and accounting fees	51,753
Professional fees	71,591
Registration fees	70,288
Shareholder report expenses	28,517
Trustees’ fees and expenses	17,354
Other fees and expenses	20,236
Total expenses	259,739
Less: Fee waivers and/or expense reimbursements	(259,739)
Net expenses	0
Net investment income	27,497,799
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(11,281,698)
Affiliated securities	3,188
Net realized losses on investments	(11,278,510)
Net change in unrealized gains (losses) on
Unaffiliated securities	17,323,627
Affiliated securities	151
Net change in unrealized gains (losses) on investments	17,323,778
Net realized and unrealized gains (losses) on investments	6,045,268
Net increase in net assets resulting from operations	$ 33,543,067
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Managed Account

Statement of changes in net assets

	Year ended December 31, 2020		Year ended December 31, 2019
Operations
Net investment income		$ 27,497,799		$ 26,010,133
Net realized gains (losses) on investments		(11,278,510)		1,185,862
Net change in unrealized gains (losses) on investments		17,323,778		33,326,041
Net increase in net assets resulting from operations		33,543,067		60,522,036
Distributions to shareholders from
Net investment income and net realized gains		(27,496,579)		(26,004,956)
Capital share transactions	Shares		Shares
Proceeds from shares sold	21,307,732	260,380,117	24,483,989	298,047,384
Payment for shares redeemed	(21,056,988)	(255,957,315)	(10,727,172)	(130,908,591)
Net increase in net assets resulting from capital share transactions		4,422,802		167,138,793
Total increase in net assets		10,469,290		201,655,873
Net assets
Beginning of period		858,102,092		656,446,219
End of period		$ 868,571,382		$ 858,102,092
The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  35

Financial highlights
(For a share outstanding throughout each period)
	Year ended December 31
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.36	$11.79	$11.91	$11.51	$11.96
Net investment income	0.40	0.41	0.43	0.40	0.37
Net realized and unrealized gains (losses) on investments	0.11	0.57	(0.13)	0.40	(0.45)
Total from investment operations	0.51	0.98	0.30	0.80	(0.08)
Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.42)	(0.40)	(0.37)
Net asset value, end of period	$12.47	$12.36	$11.79	$11.91	$11.51
Total return	4.19%	8.42%	2.63%	7.02%	(0.75)%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.02%	0.03%	0.04%	0.04%
Net expenses	0.00% [1]	0.00% [1]	0.00% [1]	0.00% [1]	0.00% [1]
Net investment income	3.23%	3.37%	3.62%	3.39%	3.05%
Supplemental data
Portfolio turnover rate	19%	7%	28%	19%	15%
Net assets, end of period (000s omitted)	$868,571	$858,102	$656,446	$618,341	$539,047

[1]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for service provided the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Managed Account

Notes to financial statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Wells Fargo Managed Account  |  37

Notes to financial statements
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $803,554,512 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$59,682,952
Gross unrealized losses	(538,025)
Net unrealized gains	$59,144,927
As of December 31, 2020, the Fund had capital loss carryforwards which consist of $9,713,345 in short-term capital losses and $6,354,216 in long-term capital losses.

38  |  Wells Fargo Managed Account

Notes to financial statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 861,015,781	$0	$ 861,015,781
Short-term investments
Investment companies	1,683,658	0	0	1,683,658
Total assets	$1,683,658	$861,015,781	$0	$862,699,439
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the year ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $51,467,000, $49,507,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2020 were $188,518,992 and $155,672,539, respectively.

Wells Fargo Managed Account  |  39

Notes to financial statements
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019 were as follows:
	Year ended December 31
	2020	2019
Tax-exempt income	$27,496,579	$26,004,956
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$2,483,087	$59,144,927	$(16,067,561)
8. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2020, two unaffiliated shareholders owned 63% of the Fund and an affiliate of Wells Fargo owned 23% of the Fund.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

40  |  Wells Fargo Managed Account

Notes to financial statements
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
12. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Managed Account  |  41

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Wells Fargo Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Wells Fargo Managed Account Corebuilder Shares - Series M (the Fund), one of the funds constituting Wells Fargo Funds Trust, including the portfolio of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2021

42  |  Wells Fargo Managed Account

Other information (unaudited)
TAX INFORMATION
For the fiscal year ended December 31, 2020, $10,146 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2020.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-877-9275, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Managed Account  |  43

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

44  |  Wells Fargo Managed Account

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Managed Account  |  45

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

46  |  Wells Fargo Managed Account

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
Attn: Management Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: wfam.com
Individual investors: 1-800-368-0627
Sales Support Inquiries: 1-800-368-1683
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00260 02-21
ACBM/AR130 12-20

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended December 31, 2020	Fiscal year ended December 31, 2019
Audit fees	$51,160	$33,880
Audit-related fees	—	—
Tax fees (1)	2,030	2,500
All other fees	—	—

	$53,190	$36,380

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management.

Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Wells Fargo Managed Account CoreBuilder Shares – Series M is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen President

Date:	February 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen President

Date:	February 25, 2021

By:
/s/ Nancy Wiser

Nancy Wiser Treasurer

Date:	February 25, 2021